Share Capital - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 22, 2014	Nov. 25, 2013	Jan. 19, 2012	Sep. 30, 2013	Nov. 08, 2013	Dec. 13, 2012	Feb. 13, 2014	Jan. 28, 2014	Jan. 30, 2014	Feb. 26, 2012	Sep. 11, 2013
Class of Stock [Line Items]
Dividend reinvestment program discount rate percentage	3.00%
Value of stock repurchased		$ 8,950,000	$ 172,812,000
Preferred stock, authorized	150,000,000	65,000,000
Preferred stock outstanding	24,170,531	18,970,531
Preferred shares issued	24,170,531	18,970,531
Gross proceeds of issuance of preferred shares	130,415,000	47,862,000	74,700,000
Minimum [Member]
Class of Stock [Line Items]
Preferred stock, authorized											65,000,000
Capital stock, authorized											290,000,100
Maximum [Member]
Class of Stock [Line Items]
Preferred stock, authorized											150,000,000
Capital stock, authorized											375,000,100
Class A Common Shares [Member]
Class of Stock [Line Items]
Common stock shares, Authorized	200,000,000	200,000,000
Common stock shares, Issued	96,662,928	69,208,888			3,500,000
Common stock shares, Outstanding	96,662,928	69,208,888
Maximum sales proceeds from at the market offering				75,000,000
Number of shares issued	206,600
Gross proceeds from issue of shares					77,000,000
Class A common shares price per share					$ 22.00
Value of shares authorized for repurchase													50,000,000
Number of shares repurchased			148,101			11,300,000
Value of stock repurchased			2,203,000			170,609,000
Repurchase price per share						$ 15.00
Stock re-purchase fee and expenses						1,110,000
Number of Class A common shares issued upon conversion of Series A preferred shares												23,177,175
Class A Common Shares [Member] | At-the-Market [Member]
Class of Stock [Line Items]
Gross proceeds from issue of shares	4,733,000
Convertible Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock outstanding												200,000
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, authorized	40,000,000
Preferred stock outstanding	13,665,531
Dividend rate percentage	9.50%						9.50%
Redemption price per share	$ 25.00
Increase in dividend rate payable quarterly	1.25
Expiration of share repurchase authorization	2014-07
Preferred shares issued	13,665,531
Series C Preferred Shares [Member] | Prior to January 30, 2016 [Member]
Class of Stock [Line Items]
Aggregate maximum dividend rate payable per annum	25.00%
Series C Preferred Shares [Member] | After January 30, 2016 [Member]
Class of Stock [Line Items]
Aggregate maximum dividend rate payable per annum	30.00%
Series C Preferred Shares [Member] | Open Market Repurchase Plan [Member]
Class of Stock [Line Items]
Value of shares authorized for repurchase														25,000,000
Number of shares repurchased		14,469					320,000
Value of stock repurchased		390,000,000					8,560,000,000
Repurchase price per share							26.50
Series D Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, authorized	20,000,000
Preferred stock outstanding	5,105,000
Dividend rate percentage									7.95%
Redemption price per share	$ 25.00
Preferred shares issued	5,105,000							2,000,000	3,105,000
Gross proceeds of issuance of preferred shares								50,000,000	77,625,000
Series E Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, authorized	15,000,000
Preferred stock outstanding	5,400,000
Dividend rate percentage										8.25%
Redemption price per share										$ 25.00
Preferred shares issued	5,400,000									5,400,000
Gross proceeds of issuance of preferred shares										$ 135,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares, Authorized	25,000,000	25,000,000
Common stock shares, Issued
Common stock shares, Outstanding
Class C common Shares [Member]
Class of Stock [Line Items]
Common stock shares, Authorized	100	100
Common stock shares, Issued
Common stock shares, Outstanding